Consolidated Statements Of Comprehensive Income (USD $) In Thousands, unless otherwise specified	3 Months Ended				12 Months Ended
	Mar. 31, 2014		Mar. 31, 2013		Dec. 31, 2013		Dec. 31, 2012
Consolidated Statements of Comprehensive Income (Unaudited) [Abstract]
Net Income	$ 519		$ 505		$ 2,405		$ 2,648
Retirement Plans:
Retirement plan net losses recognized in plan expenses					381		395
Gain on plan losses not recognized in plan expenses and pension plan curtailment					2,590		1,025
Net unrealized gains on retirement plans	11		95		2,971		1,420
Unrealized holding gains on financial derivative:
Change in unrealized holding losses on financial derivative	(3)				(2)		(53)
Reclassification adjustment for interest expense included in net income	15		15		62		58
Net unrealized gain on financial derivative	12		15		60		5
Unrealized holding gains (losses) on available-for-sale securities:
Unrealized holding gains (losses) arising during the period	320		(374)		(2,075)		1,192
Reclassification adjustment for net gains included in net income	(2)		(39)		(365)		(375)
Net unrealized gains (losses) on securities available-for-sale	318		(413)		(2,440)		817
Accretion of net unrealized loss on securities transferred to held-to-maturity	30	[1]		[1]	(1,302)	[1]		[1]
Other comprehensive income (loss) , before tax	371		(303)		(711)		2,242
Tax effect	(148)		121		284		(896)
Other comprehensive income (loss), net of tax	223		(182)		(427)		1,346
Comprehensive Income	742		323		1,978		3,994
Comprehensive income attributable to noncontrolling interest	30				(1)
Comprehensive income attributable to Pathfinder Bancorp, Inc.	712		323		1,979		3,994
Tax Effect Allocated to Each Component of Other Comprehensive Income (Loss)
Retirement plan net losses recognized in plan expenses	(4)		(38)		(152)		(158)
Gain on plan losses not recognized in plan expenses and pension plan curtailment					(1,036)		(410)
Change in unrealized holding losses on financial derivative	1				(1)		21
Reclassification adjustment for interest expense included in net income	(6)		(6)		(24)		(23)
Unrealized holding (losses) gains arising during the period	(128)		149		830		(476)
Reclassification adjustment for net gains included in net income	1		16		146		150
Accretion of net unrealized loss on securities transferred to held-to-maturity	(12)	[1]		[1]	521	[1]		[1]
Tax effect	$ (148)		$ 121		$ 284		$ (896)

[1]	The accretion of the unrealized holding losses in accumulated other comprehensive income at the date of transfer partially offsets the amortization of the difference between the par value and the fair value of the investment securities at the date of transfer, and is an adjustment of yield.